SHARE-BASED COMPENSATION PROGRAMS - Restricted and Performance Stock Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Holdings Restricted Stock | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, Beginning Balance (in shares) | shares	2,391,091
Granted (in shares) | shares	997,973
Forfeited (in shares) | shares	(145,072)
Vested (in shares) | shares	(1,299,023)
Unvested, Ending Balance (in shares) | shares	1,944,969
Weighted-Average Grant Date Fair Value
Unvested, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 21.15
Granted, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	33.28
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	28.79
Vested, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	23.71
Unvested, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 29.78
Holdings Restricted Stock | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, Beginning Balance (in shares) | shares	993,320
Granted (in shares) | shares	568,749
Forfeited (in shares) | shares	(87,498)
Vested (in shares) | shares	(403,201)
Unvested, Ending Balance (in shares) | shares	1,071,369
Weighted-Average Grant Date Fair Value
Unvested, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 28.87
Granted, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	33.01
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	28.41
Vested, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	23.89
Unvested, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 32.98
AXA Restricted Stock | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, Beginning Balance (in shares) | shares	52,844
Granted (in shares) | shares	0
Forfeited (in shares) | shares	0
Vested (in shares) | shares	(52,844)
Unvested, Ending Balance (in shares) | shares	0
Weighted-Average Grant Date Fair Value
Unvested, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 21.28
Granted, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	0
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	0
Vested, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	21.28
Unvested, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 0